Subsidiaries with material non-controlling interest - Statements of profit or loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Subsidiaries with material non-controlling interest [Line Items]
Sales of goods	$ 676,542	$ 867,888	$ 1,150,715
Net profit (loss)	(150,339)	(28,459)	(11,654)
Attributable to non-controlling interests	(14,621)	(16,251)	1,791
Sociedad Minera El Brocal S.A.A
Disclosure Of Subsidiaries with material non-controlling interest [Line Items]
Sales of goods	255,275	299,252	332,298
Net profit (loss)	(31,541)	(32,855)	6,305
Attributable to non-controlling interests	(12,895)	(13,432)	2,880
Minera La Zanja S.R.L. [Member]
Disclosure Of Subsidiaries with material non-controlling interest [Line Items]
Sales of goods	33,033	43,520	96,611
Net profit (loss)	(14,712)	(19,364)	(13,519)
Attributable to non-controlling interests	(6,905)	(9,090)	(6,346)
S.M.R.L. Chaupiloma Dos de Cajamarca [Member]
Disclosure Of Subsidiaries with material non-controlling interest [Line Items]
Sales of goods	18,638	22,297	20,385
Net profit (loss)	13,004	15,715	14,168
Attributable to non-controlling interests	5,201	6,286	5,667
Apu Coropuna S.R.L. [Member]
Disclosure Of Subsidiaries with material non-controlling interest [Line Items]
Sales of goods	0	0	0
Net profit (loss)	(44)	(48)	(1,369)
Attributable to non-controlling interests	(22)	(14)	(410)
Other minor subsidiaries [Member]
Disclosure Of Subsidiaries with material non-controlling interest [Line Items]
Sales of goods	0	0	0
Net profit (loss)	0	(17)	0
Attributable to non-controlling interests	$ 0	$ (1)	$ 0